SCHEDULE OF COMPONENTS OF LEASE EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Amortization of right-of-use assets - finance lease	$ 384,971	$ 128,324
Interest on lease liabilities - finance lease	83,041	33,838
Operating lease cost	93,029	39,887
Total lease cost	561,041	202,049
Operating cash flows from finance leases	361,181	93,238
Operating cash flows from operating leases	$ 133,605	$ 32,489